COMMITMENTS (Tables)	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS
	As of March 31, 2026 (Unaudited)	As of September 30, 2025
	USD’000	USD’000
Within one year	318	463
After one year and within five years	717	939
Total	1,035	1,402

SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of
	March 31, 2026 (Unaudited)	September 30, 2025
	USD’000	USD’000
Contracted for capital commitment with respect to capital contributions to its wholly foreign owned subsidiaries in the PRC:
Antelope Chengdu	5,705	6,120
Antelope Future (Yangpu)	7,244	7,244
Antelope Ruicheng Investment	6,850	6,850
Wenzhou Kylin Cloud Service Technology	704	704
Jiangxi Kylin Cloud Service Technology	704	704
Anhui Kylin Cloud Service Technology	428	428